Average Annual Total Returns{- Fidelity Advisor® Limited Term Bond Fund} - 08.31 Fidelity Advisor Limited Term Bond Fund AMCIZ PRO-12 - Fidelity Advisor® Limited Term Bond Fund	Fidelity Advisor Limited Term Bond Fund: Class A Return Before Taxes Past 1 year	Fidelity Advisor Limited Term Bond Fund: Class A Return Before Taxes Past 5 years	Fidelity Advisor Limited Term Bond Fund: Class A Return Before Taxes Past 10 years	Fidelity Advisor Limited Term Bond Fund: Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Limited Term Bond Fund: Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Limited Term Bond Fund: Class A After Taxes on Distributions Past 10 years	Fidelity Advisor Limited Term Bond Fund: Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Limited Term Bond Fund: Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Limited Term Bond Fund: Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor Limited Term Bond Fund: Class M Return Before Taxes Past 1 year	Fidelity Advisor Limited Term Bond Fund: Class M Return Before Taxes Past 5 years	Fidelity Advisor Limited Term Bond Fund: Class M Return Before Taxes Past 10 years	Fidelity Advisor Limited Term Bond Fund: Class C Return Before Taxes Past 1 year	Fidelity Advisor Limited Term Bond Fund: Class C Return Before Taxes Past 5 years	Fidelity Advisor Limited Term Bond Fund: Class C Return Before Taxes Past 10 years	Fidelity Advisor Limited Term Bond Fund: Class I Return Before Taxes Past 1 year	Fidelity Advisor Limited Term Bond Fund: Class I Return Before Taxes Past 5 years	Fidelity Advisor Limited Term Bond Fund: Class I Return Before Taxes Past 10 years	Fidelity Advisor Limited Term Bond Fund: Class Z Return Before Taxes Past 1 year	Fidelity Advisor Limited Term Bond Fund: Class Z Return Before Taxes Past 10 years	Fidelity Advisor Limited Term Bond Fund: Class Z Return Before Taxes Since Inception		Fidelity Advisor Limited Term Bond Fund: Class Z Return Before Taxes Inception Date	LB087 Past 1 year	LB087 Past 5 years	LB087 Past 10 years	F1871 Past 1 year	F1871 Past 5 years	F1871 Past 10 years
Total	1.97%	2.34%	2.37%	1.15%	1.58%	1.60%	1.21%	1.46%	1.50%	1.87%	2.33%	2.38%	3.04%	2.11%	1.88%	5.11%	3.17%	2.93%	5.25%		5.34%	[1]	Oct. 02, 2018	4.71%	2.77%	2.19%	5.04%	3.30%	2.87%

[1]	(a)Since inception October 2, 2018.